MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL     TWO WORLD TRADE CENTER,
MONEY MARKET TRUST                                NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter New York Municipal Money Market Trust for the fiscal year ended December 31, 1998.

The defining event for the municipal money market in 1998 was the decision in late September by the Federal Reserve Board to begin easing monetary policy. The change in policy came in the face of international financial turmoil and took the form of three separate rate cuts. Aided by the Fed's move, tax-free money market yields trended lower. Healthy municipal government finances also contributed to the decline in short-term municipal yields as increased tax revenues and rising budget surpluses resulted in a diminished need for borrowing against cash flow. Improving municipal balance sheets had the added benefit of reducing credit quality concerns.

Within the municipal money market sector, securities with the longest maturities were the primary beneficiaries of the reduced cost of borrowing. THE BOND BUYER One Year Note Index, the benchmark indicator for the long end of the tax-free money market, registered a net decline of 53 basis points (hundredths of a percent) by the end of the third quarter as investor demand outstripped the lighter supply of newly issued notes. The Fed's actions during the closing months of the year helped to bring the Index lower by an additional 20 basis points. Over the course of the full year, the Index declined by 73 basis points to 3.04 percent.

At the short end of the tax-free money market, yields for variable rate demand obligations (VRDOs) with daily and weekly rate changes were only about 25 basis points lower, on average, during the second half of 1998 than they were during the second half of 1997. However, seasonal imbalances in supply and demand were the cause for pronounced swings in the yields for daily and weekly VRDOs. Yields for weekly VRDOs ranged from a low of 2.75 percent in early September to a high of 4.00 percent in both late September and late December.

PORTFOLIO MANAGEMENT AND PERFORMANCE

Morgan Stanley Dean Witter New York Municipal Money Market Trust's net investment income (ratio to average net assets) was 2.48 percent for the fiscal year ended December 31, 1998. The Fund's thirty-day moving average yield was
2.30 percent as of December 31, 1998.

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

On December 31, the Fund's net assets totaled $77.1 million with 64 percent of the Fund's portfolio invested in VRDOs. New York-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 27 percent and 9 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions which provide enhancement and/or liquidity facilities. The Fund has had no exposure to Asian bank letters of credit or liquidity facilities for over two years.

The Fund's weighted average maturity reached a high for the year of 58 days in July. The extension of maturity at mid-year followed a typical seasonal pattern resulting from the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). These instruments come to market in large supply each year between mid-June and early July in conjunction with the start of the new fiscal year for most municipal governments. Investments in longer fixed-rate securities offset some of the yield volatility associated with daily and weekly VRDOs. With the absence of a fresh supply of longer-term paper, the Fund's weighted average maturity gradually shortened over the balance of the year. At the end of December, the Fund's average maturity was 32 days.

LOOKING FORWARD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of renewed inflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with an appropriate monetary policy is encouraging. With the unlikely prospects for a near-term rise in municipal money market interest rates, the weighted average maturity of the Fund's portfolio is expected to remain in its current range of approximately 30 to 60 days until newly issued one-year TRANs become available in larger supply.

We appreciate your support of Morgan Stanley Dean Witter New York Municipal Money Market Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL
AMOUNT IN                                                                                  COUPON  DEMAND
THOUSANDS                                                                                  RATE+   DATE*       VALUE
-----------------------------------------------------------------------------------------------------------------------
           NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (64.3%)
$    800   Babylon Industrial Development Agency, OFS Equity of Babylon Ser 1989 (AMT)...  4.85%  01/04/99  $   800,000
   2,000   Municipal Assistance Corporation for the City of New York, Ser K Subser K-3...  3.80   01/08/99    2,000,000
           New York City Cultural Resources Trust,
   1,200     Museum of Broadcasting Ser 1989.............................................  4.00   01/08/99    1,200,000
     400     Salomon R Guggenheim Foundation 1990 Ser B..................................  5.00   01/04/99      400,000
   2,700   New York City Housing Development Corporation, James Tower 1994 Ser A.........  3.80   01/08/99    2,700,000
           New York City Industrial Development Agency,
   1,100     National Audubon Society Inc Ser 1989.......................................  5.00   01/04/99    1,100,000
     800     The Calhoun School Inc Ser 1990.............................................  3.75   01/08/99      800,000
     950     The Columbia Grammar & Preparatory School Ser 1994..........................  3.75   01/08/99      950,000
   2,000   New York City Transitional Finance Authority, Fiscal 1999 Ser A, Subser A-1...  4.05   01/08/99    2,000,000
   2,200   New York Local Government Assistance Corporation, Ser 1994B...................  3.85   01/08/99    2,200,000
           New York State Dormitory Authority,
   2,600     Cornell University Ser 1990B................................................  5.00   01/04/99    2,600,000
   1,000     Oxford University Press Inc Ser 1993........................................  5.10   01/04/99    1,000,000
   1,000     The Metropolitan Museum of Art Ser 1993A....................................  3.85   01/08/99    1,000,000
           New York State Energy Research & Development Authority,
   1,900     Brooklyn Union Gas Co Ser A-2 (MBIA)........................................  3.80   01/08/99    1,900,000
   3,000     Central Hudson Gas & Electric Corp Ser 1985 B...............................  4.00   01/08/99    3,000,000
   1,500     Long Island Lighting Co 1985 Ser A..........................................  3.58   03/01/99    1,500,000
     480     Long Island Lighting Co 1993 Ser B (AMT)....................................  4.10   01/08/99      480,000
   3,600     New York State Electric & Gas Corp 1994 Ser D...............................  4.80   01/04/99    3,600,000
           New York State Housing Finance Agency,
   3,000     East 84th Street Ser A (AMT)................................................  3.85   01/08/99    3,000,000
   2,000     Normandie Court II 1987 Ser A (AMT).........................................  4.10   01/08/99    2,000,000
   3,000     Service Contract 1998 Ser A.................................................  3.90   01/08/99    3,000,000
   1,300   New York State Medical Care Facilities Finance Agency, Lenox Hill Hospital
             1990 Ser A..................................................................  3.80   01/08/99    1,300,000
   3,500   Port Authority of New York & New Jersey, Ser 2................................  5.05   01/04/99    3,500,000
   2,000   St Lawrence County Industrial Development Agency, Reynolds Metals Co Ser 1995
             (AMT).......................................................................  3.85   01/08/99    2,000,000
   2,500   Syracuse Industrial Developmental Agency, Syracuse University Eggers Hall Ser
             1993........................................................................  5.00   01/04/99    2,500,000
   1,000   Yonkers Industrial Development Agency, Sarah Lawrence College Ser 1997
             (MBIA)......................................................................  3.85   01/08/99    1,000,000

           PUERTO RICO
   2,000   Puerto Rico Highway & Transportation Authority, Transportation 1998 Ser A
             (AMBAC).....................................................................  3.50   01/08/99    2,000,000
                                                                                                            -----------

           TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
           (AMORTIZED COST $49,530,000)...................................................................   49,530,000
                                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

                                                                                                   YIELD TO
PRINCIPAL                                                                                          MATURITY
AMOUNT IN                                                                        COUPON MATURITY  ON DATE OF
THOUSANDS                                                                        RATE     DATE     PURCHASE      VALUE
-------------------------------------------------------------------------------------------------------------------------
           NEW YORK TAX-EXEMPT COMMERCIAL PAPER (27.0%)
           Long Island Power Authority,
$  1,000     Electric System Subser 3..........................................  3.00%  03/18/99       3.00 % $ 1,000,000
   1,000     Electric System Subser 3..........................................  2.95   04/08/99       2.95     1,000,000
           Metropolitan Transportation Authority,
   1,000     Transit Facilities Ser CP-1 Subser B BANs.........................  2.90   02/18/99       2.90     1,000,000
   1,000     Transit Facilities Ser CP-1 Subser B BANs.........................  2.90   02/24/99       2.90     1,000,000
           New York City,
   1,000     1994 Ser H Subser H-3 (FSA).......................................  2.85   01/21/99       2.85     1,000,000
   1,000     1994 Ser H Subser H-3 (FSA).......................................  2.85   01/26/99       2.85     1,000,000
   1,000     1996 Ser J Subser J-2.............................................  2.90   02/11/99       2.90     1,000,000
           New York State,
   1,300     Ser U BANs........................................................  3.00   02/17/99       3.00     1,300,000
   1,000     Ser U BANs........................................................  3.00   03/10/99       3.00     1,000,000
           New York State Dormitory Authority,
   1,000     Columbia University 1997 Issue....................................  3.10   01/14/99       3.10     1,000,000
   1,000     Columbia University 1997 Issue....................................  3.10   01/20/99       3.10     1,000,000
   1,000     Columbia University 1997 Issue....................................  3.00   02/09/99       3.00     1,000,000
   1,000     Memorial Sloan-Kettering Cancer Center Ser 1989C..................  3.30   01/12/99       3.30     1,000,000
     500     Memorial Sloan-Kettering Cancer Center Ser 1989C..................  3.30   01/28/99       3.30       500,000
   1,000     Memorial Sloan-Kettering Cancer Center Ser 1989C..................  2.85   03/11/99       2.85     1,000,000
           New York State Environmental Quality,
   1,000     Ser 1998 A........................................................  2.90   02/10/99       2.90     1,000,000
   1,000     Ser 1998 A........................................................  2.90   03/08/99       2.90     1,000,000
           New York State Power Authority,
   1,000     Ser 2.............................................................  3.00   02/08/99       3.00     1,000,000
   1,000     Ser 2.............................................................  2.80   03/09/99       2.80     1,000,000

           PUERTO RICO
           Puerto Rico Government Development Bank,
   1,000     Ser 1996..........................................................  2.80   02/22/99       2.80     1,000,000
   1,000     Ser 1996..........................................................  2.85   03/05/99       2.85     1,000,000
                                                                                                              -----------

           TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
           (AMORTIZED COST $20,800,000).....................................................................   20,800,000
                                                                                                              -----------

           NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (8.4%)
   1,000   Half Hollow Hills Central School District, 1998-1999 TANs,
             dtd 07/09/98......................................................  3.90   06/25/99       3.55     1,001,620
   1,000   Mamaroneck Union Free School District, 1998 TANs,
             dtd 07/09/98......................................................  3.90   02/05/99       3.50     1,000,372
   1,500   Massapequa Union Free School District, 1998-1999 TANs,
             dtd 07/09/98......................................................  3.80   06/30/99       3.60     1,501,426
   1,000   Monroe County, 1998 BANs, dtd 07/24/98..............................  4.00   07/23/99       3.60     1,002,147

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

                                                                                                   YIELD TO
PRINCIPAL                                                                                          MATURITY
AMOUNT IN                                                                        COUPON MATURITY  ON DATE OF
THOUSANDS                                                                        RATE     DATE     PURCHASE      VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,000   Smithtown Central School District, 1998-1999 TANs,
             dtd 07/08/98......................................................  3.90%  06/25/99       3.60 % $ 1,001,387
   1,000   Three Village Central School District, Ser 1998-1999 TANs,
             dtd 07/15/98......................................................  3.90   06/30/99       3.60     1,001,425
                                                                                                              -----------

           TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
           (AMORTIZED COST $6,508,377)......................................................................    6,508,377
                                                                                                              -----------

TOTAL INVESTMENTS
(AMORTIZED COST $76,838,377) (A)....................................................................   99.7 %  76,838,377

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    0.3       241,475
                                                                                                      ------  -----------

NET ASSETS..........................................................................................  100.0 % $77,079,852
                                                                                                      ------  -----------
                                                                                                      ------  -----------

---------------------

 AMT   Alternative Minimum Tax.
BANs   Bond Anticipation Notes.
TANs   Tax Anticipation Notes.
  +    Rate shown is the rate in effect at December 31, 1998.
  *    Date on which the principal amount can be recovered through demand.
 (a)   Cost is the same for federal income tax purposes.

BOND INSURANCE:
AMBAC  AMBAC Indemnity Corporation.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (amortized cost $76,838,377).................................................................  $76,838,377
Cash...........................................................................................      147,430
Interest receivable............................................................................      369,303
Prepaid expenses...............................................................................        8,729
                                                                                                 -----------

     TOTAL ASSETS..............................................................................   77,363,839
                                                                                                 -----------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased..................................................      158,074
    Investment management fee..................................................................       32,223
    Plan of distribution fee...................................................................        6,444
Accrued expenses...............................................................................       87,246
                                                                                                 -----------

     TOTAL LIABILITIES.........................................................................      283,987
                                                                                                 -----------

     NET ASSETS................................................................................  $77,079,852
                                                                                                 -----------
                                                                                                 -----------

COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $77,079,783
Accumulated undistributed net investment income................................................           69
                                                                                                 -----------

     NET ASSETS................................................................................  $77,079,852
                                                                                                 -----------
                                                                                                 -----------

NET ASSET VALUE PER SHARE,
  77,079,783 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF
    $.01 PAR VALUE)............................................................................        $1.00
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME.................................................................................  $2,060,533
                                                                                                  ----------

EXPENSES
Investment management fee.......................................................................     308,510
Plan of distribution fee........................................................................      59,613
Professional fees...............................................................................      44,232
Transfer agent fees and expenses................................................................      42,804
Shareholder reports and notices.................................................................      35,495
Trustees' fees and expenses.....................................................................      18,570
Registration fees...............................................................................      12,919
Custodian fees..................................................................................       6,949
Other...........................................................................................       8,249
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................     537,341

Less: expense offset............................................................................      (6,949)
                                                                                                  ----------

     NET EXPENSES...............................................................................     530,392
                                                                                                  ----------

     NET INVESTMENT INCOME......................................................................   1,530,141

     NET REALIZED GAIN..........................................................................         421
                                                                                                  ----------

NET INCREASE....................................................................................  $1,530,562
                                                                                                  ----------
                                                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR        FOR THE YEAR
                                                                                        ENDED               ENDED
                                                                                  DECEMBER 31, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................     $ 1,530,141         $ 1,169,478
Net realized gain...............................................................             421            --
                                                                                  -----------------   -----------------

     NET INCREASE...............................................................       1,530,562           1,169,478

Dividends from net investment income............................................      (1,530,092)         (1,169,485)

Net increase from transactions in shares of beneficial interest.................      27,743,794           8,577,349
                                                                                  -----------------   -----------------

     NET INCREASE...............................................................      27,744,264           8,577,342

NET ASSETS:
Beginning of period.............................................................      49,335,588          40,758,246
                                                                                  -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $69 AND $20,
    RESPECTIVELY)...............................................................     $77,079,852         $49,335,588
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New York Municipal Money Market Trust (the "Fund"), formerly Dean Witter New York Municipal Money Market Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 1998 aggregated $239,829,112 and $214,031,360, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $2,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,632. At December 31, 1998, the Fund had an accrued pension liability of $48,731 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR     FOR THE YEAR
                                                                       ENDED            ENDED
                                                                    DECEMBER 31,     DECEMBER 31,
                                                                        1998             1997
                                                                   --------------   --------------

Shares sold......................................................    177,790,665      108,032,544
Shares issued in reinvestment of dividends.......................      1,530,092        1,169,485
                                                                   --------------   --------------
                                                                     179,320,757      109,202,029
Shares repurchased...............................................   (151,576,963)    (100,624,680)
                                                                   --------------   --------------
Net increase in shares outstanding...............................     27,743,794        8,577,349
                                                                   --------------   --------------
                                                                   --------------   --------------

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------
                                                      1998         1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    --------     --------     --------     --------     --------

Net investment income.............................     0.025        0.026        0.025        0.028        0.018

Less dividends from net investment income.........    (0.025)      (0.026)      (0.025)      (0.028)      (0.018)
                                                    --------     --------     --------     --------     --------

Net asset value, end of period....................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    --------     --------     --------     --------     --------
                                                    --------     --------     --------     --------     --------

TOTAL RETURN......................................      2.53%        2.68%        2.53%        2.84%        1.78%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................      0.87%(1)     0.96%(1)     0.95%(1)     1.01%(1)     1.03%

Net investment income.............................      2.48%        2.64%        2.48%        2.79%        1.75%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........   $77,080      $49,336      $40,758      $39,108      $39,629

---------------------

(1)  Does not reflect the effect of the expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL
MONEY MARKET TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter New York Municipal Money Market Trust (the "Fund"), formerly Dean Witter New York Municipal Money Market Trust, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 5, 1999

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 1998, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES
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Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
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Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Katherine H. Stromberg
VICE PRESIDENT

Thomas F. Caloia
TREASURER

TRANSFER AGENT
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Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
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PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
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Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
NEW YORK MUNICIPAL
MONEY MARKET
TRUST

Annual Report
December 31, 1998